Segment Information (Details Narrative) (20-F) - AUD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of operating segments [abstract]
Interest received	$ 10,754	$ 15,320	$ 25,790	$ 15,218	$ 38,765
Employee benefits expenses			$ 2,414,408	$ 2,657,232	$ 3,594,936